Income tax and social contribution	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
TAXES	INCOME TAX AND CONTRIBUTION
14.1 Accounting policies
14.1.1 Current taxes
In Brazil, current taxes comprise corporate income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable profit, after offsetting tax loss carryforwards, limited to 30% of the taxable profit. A 15% rate is applied to that base, plus 10% for IRPJ and 9% for CSLL.
The income from foreign subsidiaries is subject to taxation in accordance with the rates and legislation in force. In Brazil such income is taxed in accordance with Law No. 12,973/14.
14.1.2 Deferred taxes
Deferred taxes represent credits and debits on tax loss carryforwards, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current. An impairment loss on these assets is recognized when the Company's internal studies indicate that the future use of these credits is not likely.
Deferred tax assets and liabilities are present net if there is a legally enforceable right to set off tax liabilities against tax assets, and if they are related to taxes levied by the same tax authority on the same taxable entity. Therefore, for presentation purposes, balances of tax assets and liabilities, which do not meet the legal criteria for realization, are disclosed separately. Deferred tax assets and liabilities shall be measured at the rates that are expected to be applicable in the period in which the asset is realized or the liability is settled, based on the tax rates and legislation in force at the reporting date. The projections of future taxable profits on tax loss carryforwards are prepared based on the business plans and are reviewed and approved annually by the Board of Directors.
14.1.3 Uncertainty over income tax treatments
On January 1, 2019, the accounting standard IFRIC 23 – Uncertainty over Income Tax Treatments, became effective, addressing the application of recognition and measurement requirements when there is uncertainty over income tax treatments.
The Company analyzes relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted. For known uncertain tax positions, when necessary the Company establishes a provision based on the legal opinions issued by its legal advisors. The Company quarterly evaluates the positions assumed in which there are uncertainties about the tax treatment adopted.
14.2 Reconciliation of deferred tax assets (liabilities)

Description	December 31, 2020	Profit or loss	December 31, 2021

Temporary differences
Fair value of TAP Bond	(26,132)	(5,417)	(31,549)
Financial instruments	(121,960)	26,752	(95,208)
Deferred revenue TudoAzul Program	(117,540)	(21,084)	(138,624)
Depreciation of aircraft and engines	(53,182)	53,182	—
Temporary differences assets(*)	318,814	(52,917)	265,897
Others	—	(516)	(516)
	—	—	—

(*)	Deferred tax set up in the limit of the deferred obligations recognized.
14.3 Reconciliation of the effective income tax rate

	December 31,
Description	2021	2020	2019

Loss before income tax and social contribution	(4,213,208)	(11,077,214)	(2,536,265)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	1,432,491	3,766,253	862,330

Adjustments to determine the effective rate
(Unrecorded) benefit on tax losses and temporary differences	(1,311,394)	(3,257,190)	(880,375)
Permanent differences	(116,876)	(244,011)	76,958
Taxation on universal bases	(4,221)	—	(10,341)
Offset against PERT	—	—	84,711
Others	—	(22,547)	(104)
	—	242,505	133,179

Current income tax and social contribution	—	(11)	(2,228)
Deferred income tax and social contribution	—	242,516	135,407
Income tax and social contribution credit (expense)	—	242,505	133,179

Effective rate	0%	2%	5%
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits, as follows:

	December 31,
Description	2021	2020	2019

Tax loss and negative social contribution base, net	8,843,805	5,751,867	1,971,779
Tax loss (25%)	2,210,951	1,437,967	492,945
Negative social contribution base (9%)	795,942	517,668	177,460